Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jul. 09, 2017
CASH AND CASH EQUIVALENTS
Cash balances		$ 7,372
Bank balances	$ 9,382,509	25,684,852
Time deposits	4,105,075	5,778,935
Other fixed-income instruments		120,518,746
Total	$ 13,487,584	$ 151,989,905	$ 36,892